CERTAIN RISKS AND CONCENTRATION (Narrative) (Details) - Revenue [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Foreign Currency Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	62.30%